Debt - Maturities of outstanding debt (Details) $ in Millions	Jun. 30, 2015 USD ($)
Debt Disclosure [Abstract]
2016	$ 251.1
2017	141.6
2018	503.2
2019	63.6
2020	63.6
2021 and thereafter	2,946.1
Total outstanding debt	$ 3,969.2